PROSPECTUS SUPPLEMENT
dated November 15, 1999 to:                            57001    11/99
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PUTNAM LATIN AMERICA FUND
PUTNAM ASIA PACIFIC FUND II
PUTNAM INTERNATIONAL FUND
Prospectus dated December 30, 1998

In the section entitled "Who manages each fund?" the second paragraph and related table are replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the indicated fund's portfolio since the years shown below.
Their experience as portfolio managers or investment analysts over at least the last five years is also shown:


Manager                  Since  Experience
PUTNAM LATIN AMERICA FUND
Thomas R. Haslett         1998 Employed by Putnam Management since 1996.
Managing Director              Prior to December 1996, Mr. Haslett was
                               employed at Montgomery Asset Management. Ltd.

Stephen Oler              1998 Employed by Putnam Management since 1997.
Senior Vice President          Prior to June 1997, Mr. Oler was employed at
                               Templeton Investments, and prior to March
                               1996, he was employed at Baring Asset Management.

Claudio Brocado           1999 Employed by Putnam Management since 1999.
Vice President                 Prior to August 1999, Mr. Brocado was engaged
                               as an independent consultant by Stires,
                               O'Donnell & Co.  Prior to January
                               1999, he was engaged as an independent
                               consultant by Coast Partners.  Prior to November
                               1998, he was employed at Dresdner RCM Global
                               Investors. Prior to October 1997, he was employed at Valores Finamex.

PUTNAM ASIA PACIFIC FUND II
Carmel Peters             1998 Employed by Putnam Management since 1997.
Senior Vice President          Prior to May 1997, Ms. Peters was employed
                               at Wheelock Natwest Investment Management,
                               Hong Kong, and prior to February
                               1996, she was employed at
                               Rothschild Asset Management Asia
                               Pacific, Hong Kong.

Paul C. Warren            1999 Employed by Putnam Management since 1997.
Senior Vice President          Prior to May 1997, Mr. Warren was employed at
                               IDS Fund Management, prior to August 1994, he was employed at Pilgrim Baxter
                               Associates and prior to March 1994, he was employed at Prudential Asia.

PUTNAM INTERNATIONAL FUND
Justin Scott           1995    Employed by Putnam Management since 1988.
Managing Director

Omid Kamshad           1999    Employed by Putnam Management since 1996.
Managing Director              Prior to January 1996, Mr. Kamshad was
                               Director of Investments at Lombard Odier
                               International and prior to April 1995, he was Director at Baring Asset Management Company.

Geirluv Lode           1999    Employed by Putnam Management since 1997.
Senior Vice President          Prior to July 1997, Mr. Lode was employed at
                               Chancellor Lgt. Asset Management.
                               Prior to May 1995, he was employed at Frank
                               Russell Co.